Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity	Stockholders’ Equity
As discussed in Note 1, on November 20, 2019, the Company, consummated a reverse recapitalization. Pursuant to the Certificate of Incorporation as amended on November 20, 2019 and as a result of the reverse recapitalization, the Company has retrospectively adjusted the shares issued and outstanding prior to November 20, 2019 to give effect to the exchange ratio used to determine the number of
Class A-1
shares of common stock into which they were converted. Pursuant to the terms of the Company’s Amended and Restated Certificate of Incorporation, the Company authorized and has available for issuance the following shares and classes of capital stock, each with a par value of $0.0001 per share: i) 1,000,000 shares of preferred stock; ii) 250,000,000 shares of
Class A-1
Common Stock, ii) 10,000,000 shares of
Class A-2
Common Stock.
Class A-1
Common Stock
The holders of the
Class A-1
Common Stock are entitled to one vote for each share. The holders of
Class A-1
Common Stock are entitled to receive dividends or other distributions when and if declared from time to time and share equally on a per share basis in such dividends and distributions subject to such rights of the holders of preferred stock.
Class A-2
Common Stock
The holders of the
Class A-2
Common Stock do not have voting rights and are not entitled to receive or participate in any dividends or distributions when and if declared from time to time.
5,000,000 shares of
Class A-2
Common Stock were issued with other consideration in conjunction with the reverse recapitalization, subject to the conditions set forth in a restricted stock agreement, which sets forth the terms upon which the
Class A-2
Shares will be exchanged for an equal number of validly issued, fully paid and non-assessable
Class A-1
Shares. The exchange of
Class A-2
Shares for
Class A-1
Shares will be subject to the terms and conditions set forth in the Restricted Stock Agreement, with such exchanges occurring in three separate tranches upon the satisfaction of the following triggers:

•
Tranche I, equal to 1,666,666
Class A-2
Shares, will be exchanged for
Class A-1
Shares if either (i) the EBITDA for the last twelve months (“
LTM EBITDA
”) of the Company (as determined pursuant to the Restricted Stock Agreement) as of December 31, 2021, March 31, 2022 or June 30, 2022 equals or exceeds $132 million or (ii) the closing sale price of
Class A-1
Shares on the New York Stock Exchange (“
NYSE
”) equals or exceeds $12.00 for at least twenty trading days in any consecutive thirty trading day period;

•
Tranche II, equal to 1,666,667
Class A-2
Shares, will be exchanged for
Class A-1
Shares if either (i) the LTM EBITDA of the Company (as determined pursuant to the Restricted Stock Agreement) as of December 31, 2022, March 31, 2023 or June 30, 2023 equals or exceeds $152 million or (ii) the closing sale price of
Class A-1
Shares on the NYSE equals or exceeds $14.00 for at least twenty trading days in any consecutive thirty trading day period; and

•
Tranche III, equal to 1,666,667
Class A-2
Shares, will be exchanged for
Class A-1
Shares if either (i) the LTM EBITDA of the Company (as determined pursuant to the Restricted Stock Agreement) as of December 31, 2023, March 31, 2024 or June 30, 2024 equals or exceeds $172 million or (ii) the closing sale price of
Class A-1
Shares on the NYSE equals or exceeds $16.00 for at least twenty trading days in any consecutive thirty trading day period.

The Restricted Stock Agreement further provides that holders of
Class A-2
Shares are not required to exchange such shares for
Class A-1
Shares if, (x) prior to giving effect to exchanges pursuant to the triggers described above, such holder beneficially owns less than 4.99% of the issued and outstanding
Class A-1
Shares, and (y) after giving effect to the exchanges pursuant to the triggers described above, such holder would beneficially own in excess of 4.99% of the issued and outstanding
Class A-1
Shares. However, notwithstanding the limitation described in the previous sentence, if and when a holder of
Class A-2
Shares has obtained all required gaming approvals from the applicable gaming authorities permitting such holder to beneficially own
Class A-1
Shares in excess of 4.99%, then the
Class A-2
Shares held by such holder which are subject to exchange shall immediately be exchanged for
Class A-1
Shares without regard to the limitation.
On January 14, 2020, the market condition for the conversion of Tranche I was satisfied. However, as discussed above, no shareholder is permitted to own more than 4.99% of the issued and outstanding
Class A-1
Shares after the conversion unless obtaining required gaming approvals from the applicable gaming authorities. In connection with the conversion, no gaming approvals were obtained. As a result, only 1,596,636 of the 1,666,667
Class A-2
shares were converted into
Class A-1
shares.
Warrants
On January 31, 2013, the Company issued 253,575 warrants to certain individual shareholders as compensation for providing a personal guaranty for a revolving loan agreement. The warrants granted their holders the right to purchase the Company’s
Class A-1
Common Shares at the price of $17.80 per share anytime from January 31, 2013 through January 30, 2020. The warrants were classified as an equity instrument. As of June 30, 2020 and 2019, there were 0 and 91,350 warrants outstanding. All warrants were exercised prior to the reverse recapitalization.
7,333,326 warrants to purchase shares of
Class A-1
Common Stock were issued with other consideration prior to the reverse recapitalization (the “2019 Warrants”). As a part of the reverse recapitalization, 2,444,437 2019 Warrants were canceled and reissued under the same terms and conditions to Accel legacy shareholders. Each warrant expires five years from issuance and entitles the holder to purchase one
Class A-1
Share at an exercise price of $11.50 per share, subject to adjustments substantially similar to those applicable to the other outstanding warrants, at any time 30 days after the consummation of the reverse recapitalization.
The 2019 Warrants may be redeemed, at the option of the Company, ninety (90) days after they are first exercisable and prior to their expiration, at a price equal to a number of
Class A-1
Stock determined by reference to the table below, based on the redemption date (calculated for purposes of the table as the period to expiration of the 2019 Warrants) and the “Fair Market Value” (the “Alternative Redemption Price”) (as such terms are defined in the 2019 Warrant Agreement) provided that the last sales price of the
Class A-1
Stock reported has been at least $10.00 per share, on the trading day prior to the date on which notice of the redemption is given, subject to certain terms of the 2019 Warrant Agreement.
In 2017, 15,000,000 warrants to purchase shares of
Class A-1
Common Stock were issued (“Public Warrants”). Each warrant expires five years from issuance and entitles the holder to purchase one
Class A-1
Share at an exercise price of $11.50 per share, subject to adjustments substantially similar to those applicable to the other outstanding warrants, at any time 30 days after the consummation of the reverse recapitalization.
The Public Warrants may be redeemed for cash at the option of the Company, at any time while they are exercisable and prior to their expiration, at the price of $0.01 per Public Warrant, provided that the last sales price of the
Class A-1
Stock reported has been at least $18.00 per share, on each of twenty (20) trading days within the thirty
(30) trading-day
period ending on the third Business Day prior to the date on which notice of the redemption is given, subject to certain terms of the Public Warrant Agreement.
The Public Warrants may be redeemed, at the option of the Company, ninety (90) days after they are first exercisable and prior to their expiration, at a price equal to a number of
Class A-1
Stock determined by reference to the table below, based on the redemption date (calculated for purposes of the table as the period to expiration of the Public Warrants) and the “Fair Market Value” (the “Alternative Redemption Price”) (as such terms are defined in the Public Warrant Agreement) provided that the last sales price of the
Class A-1
Stock reported has
been at least $10.00 per share, on the trading day prior to the date on which notice of the redemption is given, subject to certain terms of the Public Warrant Agreement.

Redemption Date	Fair Market Value of Class A-1 shares
(period to expiration of the New Accel Warrants)	$10	$11	$12	$13	$14	$15	$16	$17	$18
57 months	0.257	0.277	0.294	0.310	0.324	0.337	0.348	0.358	0.365
54 months	0.252	0.272	0.291	0.307	0.322	0.335	0.347	0.357	0.365
51 months	0.246	0.268	0.287	0.304	0.320	0.333	0.346	0.357	0.365
48 months	0.241	0.263	0.283	0.301	0.317	0.332	0.344	0.356	0.365
45 months	0.235	0.258	0.279	0.298	0.315	0.330	0.343	0.356	0.365
42 months	0.228	0.252	0.274	0.294	0.312	0.328	0.342	0.355	0.364
39 months	0.221	0.246	0.269	0.290	0.309	0.325	0.340	0.354	0.364
36 months	0.213	0.239	0.263	0.285	0.305	0.323	0.339	0.353	0.364
33 months	0.205	0.232	0.257	0.280	0.301	0.320	0.337	0.352	0.364
30 months	0.196	0.224	0.250	0.274	0.297	0.316	0.335	0.351	0.364
27 months	0.185	0.214	0.242	0.268	0.291	0.313	0.332	0.350	0.364
24 months	0.173	0.204	0.233	0.260	0.285	0.308	0.329	0.348	0.364
21 months	0.161	0.193	0.223	0.252	0.279	0.304	0.326	0.347	0.364
18 months	0.146	0.179	0.211	0.242	0.271	0.298	0.322	0.345	0.363
15 months	0.130	0.164	0.197	0.230	0.262	0.291	0.317	0.342	0.363
12 months	0.111	0.146	0.181	0.216	0.250	0.282	0.312	0.339	0.363
9 months	0.090	0.125	0.162	0.199	0.237	0.272	0.305	0.336	0.362
6 months	0.065	0.099	0.137	0.178	0.219	0.259	0.296	0.331	0.362
3 months	0.034	0.065	0.104	0.150	0.197	0.243	0.286	0.326	0.361
0 months	—	—	0.042	0.115	0.179	0.233	0.281	0.323	0.361
The exact Fair Market Value and Redemption Date (as defined) may not be set forth in the table above, in which case, if the Fair Market Value is between two values in the table or the Redemption Date is between two redemption dates in the table, the number of
Class A-1
Stock to be issued for each Public Warrant redeemed will be determined by a straight-line interpolation between the number of shares set forth for the higher and lower Fair Market Values and the earlier and later redemption dates, as applicable, based on a
365-day
year.
On June 16, 2020, the Company announced that it would redeem all of the outstanding Public Warrants to purchase shares of the Company’s
Class A-1
common stock, that were originally issued under the Warrant Agreement, at a redemption exchange rate equal to 0.250 shares of
Class A-1
Common Stock per Public Warrant that remain outstanding at 5:00 p.m. New York City time on July 16, 2020. The 2019 Warrants to purchase
Class A-1
Common Stock are not subject to this redemption. See Note 17 for further information on the redemption.
Stockholders’ Equity
As discussed in Notes 1 and 3, on November 20, 2019, the Company, consummated a reverse recapitalization pursuant to the Transaction Agreement, which has been accounted for as a reverse recapitalization. Pursuant to the Certificate of Incorporation as amended on November 20, 2019 and as a result of the reverse recapitalization, the Company has retrospectively adjusted the shares issued and outstanding prior to November 20, 2019 to give effect to the exchange ratio used to determine the number of
Class A-1
shares of common stock into which they were converted. Pursuant to the terms of the Company’s Amended and Restated Certificate of Incorporation, the Company authorized and has available for issuance the following shares and classes of capital stock, each with a par value of $0.0001 per share: i) 1,000,000 shares of preferred stock; ii) 250,000,000 shares of
Class A-1
Common Stock, ii) 10,000,000 shares of
Class A-2
Common Stock.
Class A-1
Common Stock
The holders of the
Class A-1
Common Stock are entitled to one vote for each share. The holders of
Class A-1
Common Stock are entitled to receive dividends or other distributions when and if declared from time to time and share equally on a per share basis in such dividends and distributions subject to such rights of the holders of preferred stock.
Class A-2
Common Stock
The holders of the
Class A-2
Common Stock do not have voting rights and are not entitled to receive or participate in any dividends or distributions when and if declared from time to time.
As discussed in Note 3, 5,000,000 shares of
Class A-2
Common Stock were issued with other consideration prior to the reverse recapitalization, subject to the conditions set forth in a restricted stock agreement, which sets forth the terms upon which the
Class A-2
Shares will be exchanged for an equal number of validly issued, fully paid and non-assessable
Class A-1
Shares. The exchange of
Class A-2
Shares for
Class A-1
Shares will be subject to the terms and conditions set forth in the Restricted Stock Agreement, with such exchanges occurring in three separate tranches upon the satisfaction of the following triggers:

•
Tranche I, equal to 1,666,666
Class A-2
Shares, will be exchanged for
Class A-1
Shares if either (i) the EBITDA for the last twelve months (“
LTM EBITDA
”) of the Company (as determined pursuant to the Restricted Stock Agreement) as of December 31, 2021, March 31, 2022 or June 30, 2022 equals or exceeds $132 million or (ii) the closing sale price of
Class A-1
Shares on the New York Stock Exchange (“
NYSE
”) equals or exceeds $12.00 for at least twenty trading days in any consecutive thirty trading day period;

•
Tranche II, equal to 1,666,667
Class A-2
Shares, will be exchanged for
Class A-1
Shares if either (i) the LTM EBITDA of the Company (as determined pursuant to the Restricted Stock Agreement) as of December 31, 2022, March 31, 2023 or June 30, 2023 equals or exceeds $152 million or (ii) the closing sale price of
Class A-1
Shares on the NYSE equals or exceeds $14.00 for at least twenty trading days in any consecutive thirty trading day period; and

•
Tranche III, equal to 1,666,667
Class A-2
Shares, will be exchanged for
Class A-1
Shares if either (i) the LTM EBITDA of the Company (as determined pursuant to the Restricted Stock Agreement) as of December 31, 2023, March 31, 2024 or June 30, 2024 equals or exceeds $172 million or (ii) the closing sale price of
Class A-1
Shares on the NYSE equals or exceeds $16.00 for at least twenty trading days in any consecutive thirty trading day period.

The LTM EBITDA thresholds will be reasonably adjusted by the independent directors of the board of the Company (the “
Board
”) from time to time to take into account the anticipated effect of any acquisitions or dispositions that exceed certain thresholds and are otherwise materially different from certain forecasts.
Notwithstanding the foregoing,
Class A-2
Shares, if not previously exchanged for
Class A-1
Shares pursuant to the triggers described above, will be exchanged for an equal number of
Class A-1
Shares immediately prior to the consummation of a transaction or series of related transactions that would result in a third party or group (as defined in or under Section 13 of the Securities Exchange Act of 1934, as amended (the “
Exchange Act
”)) becoming the beneficial owner of, directly or indirectly, more than fifty percent of the total voting power of the equity securities of the Company, or more than fifty percent of the consolidated net revenues, net income or total assets (including equity securities of its subsidiaries) of the Company, provided that the satisfaction of the conditions set forth in the aforementioned triggers cannot be determined at such time.
The Restricted Stock Agreement further provides that holders of
Class A-2
Shares are not required to exchange such shares for
Class A-1
Shares if, (x) prior to giving effect to exchanges pursuant to the triggers described above, such holder beneficially owns less than 4.99% of the issued and outstanding
Class A-1
Shares, and (y) after giving effect to the exchanges pursuant to the triggers described above, such holder would beneficially own in excess of 4.99% of the issued and outstanding
Class A-1
Shares. However, notwithstanding the limitation
described in the previous sentence, if and when a holder of
Class A-2
Shares has obtained all required gaming approvals from the applicable gaming authorities permitting such holder to beneficially own
Class A-1
Shares in excess of 4.99%, then the
Class A-2
Shares held by such holder which are subject to exchange shall immediately be exchanged for
Class A-1
Shares without regard to the limitation.
On January 14, 2020, the market condition for the conversion of Tranche I was satisfied. Accordingly, 1,666,666
Class A-2
shares were converted into
Class A-1
shares.
Warrants
On January 31, 2013, the Company issued 253,575 warrants to certain individual shareholders as compensation for providing a personal guaranty for a revolving loan agreement. The warrants granted their holders the right to purchase the Company’s
Class A-1
Common Shares at the price of $17.80 per share anytime from January 31, 2013 through January 30, 2020. The warrants were classified as an equity instrument. As of December 31, 2019, and 2018, there were 0 and 190,575 shares of warrants outstanding. During the year ended December 31, 2019, 190,575 warrants were exercised prior to the reverse recapitalization for proceeds of $3,392,235. During the year ended December 31, 2017, 11,500 warrants were exercised for proceeds of $204,700.
As discussed in Note 3, 7,333,326 warrants to purchase shares of
Class A-1
Common Stock were issued with other consideration prior to the reverse recapitalization (the “2019 Warrants”). As a part of the reverse recapitalization, 2,444,437 2019 warrants were canceled and reissued under the same terms and conditions to Accel legacy shareholders. Each warrant expires five years from issuance and entitles the holder to purchase one
Class A-1
Share at an exercise price of $11.50 per share, subject to adjustments substantially similar to those applicable to the other outstanding warrants, at any time 30 days after the consummation of the reverse recapitalization.
The 2019 Warrants may be redeemed, at the option of the Company, ninety (90) days after they are first exercisable and prior to their expiration, at a price equal to a number of
Class A-1
Stock determined by reference to the table below, based on the redemption date (calculated for purposes of the table as the period to expiration of the 2019 Warrants) and the “Fair Market Value” (the “Alternative Redemption Price”) (as such terms are defined in the 2019 Warrant Agreement) provided that the last sales price of the
Class A-1
Stock reported has been at least $10.00 per share, on the trading day prior to the date on which notice of the redemption is given, subject to certain terms of the 2019 Warrant Agreement.
In 2017, 15,000,000 warrants to purchase shares of
Class A-1
Common Stock were issued in connection with the formation of TPG Pace Holdings (“Public Warrants”). Each warrant expires five years from issuance and entitles the holder to purchase one
Class A-1
Share at an exercise price of $11.50 per share, subject to adjustments substantially similar to those applicable to the other outstanding warrants, at any time 30 days after the consummation of the reverse recapitalization.
The Public Warrants may be redeemed for cash at the option of the Company, at any time while they are exercisable and prior to their expiration, at the price of $0.01 per Public Warrant, provided that the last sales price of the
Class A-1
Stock reported has been at least $18.00 per share, on each of twenty (20) trading days within the thirty
(30) trading-day
period ending on the third Business Day prior to the date on which notice of the redemption is given, subject to certain terms of the Public Warrant Agreement.
The Public Warrants may be redeemed, at the option of the Company, ninety (90) days after they are first exercisable and prior to their expiration, at a price equal to a number of
Class A-1
Stock determined by reference to the table below, based on the redemption date (calculated for purposes of the table as the period to expiration of the Public Warrants) and the “Fair Market Value” (the “Alternative Redemption Price”) (as such terms are defined in the Public Warrant Agreement) provided that the last sales price of the
Class A-1
Stock reported has been at least $10.00 per share, on the trading day prior to the date on which notice of the redemption is given, subject to certain terms of the Public Warrant Agreement.

Redemption Date	Fair Market Value of Class A-1 shares
(period to expiration of the New Accel Warrants)	$10	$11	$12	$13	$14	$15	$16	$17	$18
57 months	0.257	0.277	0.294	0.310	0.324	0.337	0.348	0.358	0.365
54 months	0.252	0.272	0.291	0.307	0.322	0.335	0.347	0.357	0.365
51 months	0.246	0.268	0.287	0.304	0.320	0.333	0.346	0.357	0.365
48 months	0.241	0.263	0.283	0.301	0.317	0.332	0.344	0.356	0.365
45 months	0.235	0.258	0.279	0.298	0.315	0.330	0.343	0.356	0.365
42 months	0.228	0.252	0.274	0.294	0.312	0.328	0.342	0.355	0.364
39 months	0.221	0.246	0.269	0.290	0.309	0.325	0.340	0.354	0.364
36 months	0.213	0.239	0.263	0.285	0.305	0.323	0.339	0.353	0.364
33 months	0.205	0.232	0.257	0.280	0.301	0.320	0.337	0.352	0.364
30 months	0.196	0.224	0.250	0.274	0.297	0.316	0.335	0.351	0.364
27 months	0.185	0.214	0.242	0.268	0.291	0.313	0.332	0.350	0.364
24 months	0.173	0.204	0.233	0.260	0.285	0.308	0.329	0.348	0.364
21 months	0.161	0.193	0.223	0.252	0.279	0.304	0.326	0.347	0.364
18 months	0.146	0.179	0.211	0.242	0.271	0.298	0.322	0.345	0.363
15 months	0.130	0.164	0.197	0.230	0.262	0.291	0.317	0.342	0.363
12 months	0.111	0.146	0.181	0.216	0.250	0.282	0.312	0.339	0.363
9 months	0.090	0.125	0.162	0.199	0.237	0.272	0.305	0.336	0.362
6 months	0.065	0.099	0.137	0.178	0.219	0.259	0.296	0.331	0.362
3 months	0.034	0.065	0.104	0.150	0.197	0.243	0.286	0.326	0.361
0 months	—	—	0.042	0.115	0.179	0.233	0.281	0.323	0.361
The exact Fair Market Value and Redemption Date (as defined) may not be set forth in the table above, in which case, if the Fair Market Value is between two values in the table or the Redemption Date is between two redemption dates in the table, the number of
Class A-1
Stock to be issued for each 2019 Warrant redeemed will be determined by a straight-line interpolation between the number of shares set forth for the higher and lower Fair Market Values and the earlier and later redemption dates, as applicable, based on a
365-day
year.
At December 31, 2019 and 2018, the Company has reserved
Class A-1
Common Stock for future issuance in relation to the following:

	2019	2018
Class A-1 Common Stock warrants issued and outstanding	22,333,308	3,275,704
Class A-1 Common Stock options issued and outstanding	2,376,700	5,622,557
Conversion of Class A-2 Common Stock	4,999,999	—

Class A-1 Common Stock reserved for issuance	29,710,007	8,898,261